Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table for PEO(3)	Compensation actually paid to PEO(5)	Average summary compensation table total for non-PEO NEOs(4)	Average compensation actually paid to non-PEO NEOs(5)	Value of initial fixed $100 investment based on:	Net income(2)
					Total shareholder return(1)
2025	$780,598	$780,598	$569,677	$1,752,001	$368	$22,480,189
2024	$689,580	$689,580	$825,787	$783,855	$205	$19,234,026
2023	$642,566	$642,566	$932,301	$1,065,517	$175	$17,192,776

Named Executive Officers, Footnote
(3)This column represents the amount of total compensation reported for Mr. Susi for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in the Company’s proxy statement for the applicable fiscal year. There are no additional PEOs to report.
(4)This column represents the average of the amounts reported for the Company’s named executive officers as determined in accordance with Item 402(m)(2) for the applicable year as a group, excluding Mr. Susi, as reported in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s proxy statement for the applicable fiscal year. The names of each of the NEOs, excluding Mr. Susi, included for purposes of calculating the average amounts in each applicable fiscal year are for 2025, Messrs. Glenn and Chiprin, for 2024, Messrs. Glenn and Chiprin, and for 2023, Messrs. Glenn and Waddell.

PEO Total Compensation Amount	$ 780,598	$ 689,580	$ 642,566
PEO Actually Paid Compensation Amount	$ 780,598	689,580	642,566
Adjustment To PEO Compensation, Footnote
(5)With respect to the PEO, “compensation actually paid” is determined by replacing, for the applicable year, the “Stock Awards” column in the Summary Compensation Table with an adjusted amount. With respect to average “compensation actually paid” to the NEOs as a group (excluding the PEO), for each such NEO the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for the applicable year to arrive at “compensation actually paid” for such NEO, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding the PEO). In each case, the adjusted amount is determined by adding (or subtracting, as applicable) the following for the applicable year (a “Subject Year”), shown in the table below for 2025 (on an averaged basis for the NEOs (excluding the PEO)): (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding, unvested, or forfeited as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

	2025
	PEO	Average NEOs
Summary Compensation Table Total	780,598	$569,677
- Stock and Option Awards	-	—
- Fair Value at Prior Year End for Forfeited Awards	-	-
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	-	—
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	-	486,336
+ Fair Value as of Vest Date of Equity Awards Granted and Vested in the Year	-	-
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-	692,356
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise Reflected in Fair Value or Total Compensation	-	3,632
Compensation Actually Paid	780,598	1,752,001
The fair value or change in fair value, as applicable, of stock awards was determined by reference for RSU awards, the closing price of our Common Stock on the applicable measurement date and for market-conditioned PSUs, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 569,677	825,787	932,301
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,752,001	783,855	1,065,517
Adjustment to Non-PEO NEO Compensation Footnote
(5)With respect to the PEO, “compensation actually paid” is determined by replacing, for the applicable year, the “Stock Awards” column in the Summary Compensation Table with an adjusted amount. With respect to average “compensation actually paid” to the NEOs as a group (excluding the PEO), for each such NEO the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for the applicable year to arrive at “compensation actually paid” for such NEO, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding the PEO). In each case, the adjusted amount is determined by adding (or subtracting, as applicable) the following for the applicable year (a “Subject Year”), shown in the table below for 2025 (on an averaged basis for the NEOs (excluding the PEO)): (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding, unvested, or forfeited as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

	2025
	PEO	Average NEOs
Summary Compensation Table Total	780,598	$569,677
- Stock and Option Awards	-	—
- Fair Value at Prior Year End for Forfeited Awards	-	-
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	-	—
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	-	486,336
+ Fair Value as of Vest Date of Equity Awards Granted and Vested in the Year	-	-
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-	692,356
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise Reflected in Fair Value or Total Compensation	-	3,632
Compensation Actually Paid	780,598	1,752,001
The fair value or change in fair value, as applicable, of stock awards was determined by reference for RSU awards, the closing price of our Common Stock on the applicable measurement date and for market-conditioned PSUs, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $780,598, $689,580, and $642,566 for 2025, 2024 and 2023, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Susi), as computed in accordance with Item 402(v) of Regulation S-K, was $1,752,001, $783,855, and $1,065,517 for 2025, 2024 and 2023, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $368, $205, and $175 for 2023-2025, 2023-2024 and 2023, respectively. Please see Note 1 above for additional information related to the computation of Company TSR. An initial fixed $100 investment, computed in accordance with the requirements of item 402(v) of Regulation S-K, increased from $175 to $368 over the period covered in the Pay Versus Performance table. In directional alignment, the compensation actually paid to our PEO increased from $642,566 to $780,598 and the average amount of compensation actually paid to the NEOs as a group (excluding our PEO) increased from $1,065,517 to $1,752,001 over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $780,598, $689,580, and $642,566 for 2025, 2024 and 2023, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Susi), as computed in accordance with Item 402(v) of Regulation S-K, was $1,752,001, $783,855, and $1,065,517 for 2025, 2024 and 2023, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $22,480,189, $19,234,026, and $17,192,776 for 2025, 2024 and 2023, respectively. The Company’s net income over the periods covered in the Pay Versus Performance table increased from $17,192,776 to $22,480,189. In directional alignment, the compensation actually paid to our PEO increased from $642,566
	to $780,598 and the average amount of compensation actually paid to the NEOs as a group (excluding our PEO) increased from $1,065,517 to $1,752,001 over the same period.
Total Shareholder Return Amount	$ 368	205	175
Net Income (Loss)	$ 22,480,189	$ 19,234,026	$ 17,192,776
Additional 402(v) Disclosure	Total Stockholder Return (“TSR”) for each fiscal year is based on a $100 common equity investment at the close of December 31, 2022 measuring through and including the end of the applicable year, assuming reinvestment of dividends.
(2)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,336
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	692,356
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,632